Consolidated and Combined Statements of Comprehensive Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 28, 2012	Sep. 30, 2011	Sep. 24, 2010
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Tax	$ 2	$ 2	$ 0